Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Bareboat charter lease payments
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	39,119
Less imputed interest	(5,356)
Total Lease Liability	33,763
Presented as follows:
Short-term lease liability	9,815
Long-term lease liability	23,948
Year ending December 31,	Time Charter receipts
2022	36,054
2023	30,296
2024	8,851
Total	75,201

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2022	33,300
2023	38,033
2024	38,138
2025	14,565
2026	11,844
2027	2,012
Total	137,892